UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-04024

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 6

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	8/31/2012

Date of reporting period:	11/30/2011

Item 1. Schedule of Investments

Prudential California Muni Income Fund

Schedule of Investments

as of November 30, 2011 (Unaudited)

Description(a)	Moody’s Rating*†	Interest Rate	Maturity Date	Principal Amount (000)	Value
LONG-TERM INVESTMENTS — 96.2%
MUNICIPAL BONDS
Abag Fin. Auth. For Nonprofit Corp. Rev.,
Episcopal Senior Communities , Rfdg.	BBB+(b)	6.125%	07/01/41	$ 475	$ 475,138
San Diego Hosp. Assoc., Ser. C	A2	5.375	03/01/21	1,665	1,721,194
Sharp Healthcare	A2	6.250	08/01/39	1,000	1,072,810
California County Tobacco Securitization Agy., Rev.,
Tobacco Conv. Bonds	NR	5.100	06/01/28	1,035	837,367
Tobacco Conv. Bonds, LA Cnty.	Ba1	5.250	06/01/21	915	842,166
California Edl. Facs. Auth. Rev.,
Loyola Marymount Univ., Ser. A	A2	5.125	10/01/40	1,000	1,003,450
California Health Facs. Fing. Auth. Rev.,
Catholic Healthcare West, Ser. A	A2	6.000	07/01/39	2,000	2,143,120
Childrens Hospital, Ser. A	A(b)	5.250	11/01/41	1,000	986,580
Episcopal Home, Ser. B	A-(b)	6.000	02/01/32	1,000	1,029,150
Providence Health, Ser. B	Aa2	5.500	10/01/39	1,500	1,574,790
Providence Health, Ser. C (Pre-refunded date 10/01/18)(c)	Aa2	6.500	10/01/38	20	26,212
Providence Health, Ser. C, Unrefunded Balance	Aa2	6.500	10/01/38	980	1,105,842
Scripps Health, Ser. A, Rfdg.	Aa3	5.000	10/01/22	500	556,405
Scripps Health, Ser. A, Rfdg.	Aa3	5.000	11/15/36	1,000	1,006,500
St. Joseph Health Sys., Ser. A	A1	5.750	07/01/39	1,000	1,042,970
Stanford Hosp., Ser. A-3, Rfdg.	Aa3	5.500	11/15/40	500	527,845
Stanford Hosp., Ser. B, Rfdg.	Aa3	5.000	11/15/36	2,000	2,037,560
California Infrastructure & Econ. Dev. Rev.,
Bay Area Toll Brdgs. 1st Lien (Pre-refunded date 01/01/28)(c)(d)	Aaa	5.000	07/01/33	1,700	2,111,553
Bk. Rev. & Econ. Dev. Walt. Dis. Fam. Musm., Walt & Lilly Disney	A1	5.250	02/01/38	2,000	2,036,740
California Municipal Fin. Auth. Ed. Rev.,
Amern. Heritage Ed. Foundation Proj., Ser. A	BBB-(b)	5.250	06/01/26	1,100	964,601
California Poll. Ctrl. Fin. Auth. Wtr. Facs. Rev.,
Amern. Wtr. Cap. Corp. Proj., 144A	Baa2	5.250	08/01/40	1,250	1,226,288
California Rural Home Mtge. Fin. Auth.,
Sngl. Fam. Mtge. Rev., Mtge. Bkd. Secs., Ser. D, F.N.M.A., G.N.M.A., A.M.T.	A-(b)	6.000	12/01/31	25	25,330
California St. Dept. Wtr. Res. Pwr. Rev.,
Central VY Proj., Ser. A	Aa1	5.000	12/01/29	2,000	2,158,640
Central VY Proj., Ser. AF	Aa1	5.000	12/01/29	1,500	1,624,140
California St. Pub. Wks. Brd. Lease Rev.,
Dept. General Service, Ser. J	A2	5.250	06/01/28	750	754,095
Var. Cap. Proj., Ser. G-1	A2	5.750	10/01/30	750	783,075
Var. Cap. Proj., Sub. Ser. I-1	A2	6.375	11/01/34	750	814,935
California St.,
GO Unrefunded Balance	A1	5.500	04/01/30	5	5,212
Var. Purp., GO	A1	5.000	10/01/29	1,500	1,561,035
Var. Purp., GO	A1	5.000	09/01/41	1,250	1,242,238
Var. Purp., GO	A1	5.000	10/01/41	1,250	1,242,238
Var. Purp., GO	A1	5.250	11/01/40	750	764,947
Var. Purp., GO	A1	5.500	11/01/39	1,000	1,043,620
Var. Purp., GO	A1	5.500	03/01/40	2,000	2,088,780
Var. Purp., GO	A1	6.000	03/01/33	2,750	3,081,842
Var. Purp., GO	A1	6.000	04/01/38	3,000	3,315,780
Var. Purp., GO	A1	6.000	11/01/39	1,500	1,667,430
California State Public Works Board
Judicial Council Projs., Ser. D	A2	5.000	12/01/31	1,000	978,960
Various Capital Projs., Ser. A	A2	5.125	10/01/31	1,000	994,390
California State University
Ser. A, Systemwide	Aa2	5.000	11/01/37	1,250	1,290,425
California Statewide Cmntys. Dev. Auth. Rev.,
Cottage Health	A+(b)	5.000	11/01/40	600	596,340
Irvine LLC, UCI East Rfdg.	Baa2	5.000	05/15/32	2,000	1,829,860
John Muir Health	A1	5.125	07/01/39	750	739,613
Polytechnic Sch.	A1	5.000	12/01/34	2,000	2,044,980
Trinity Hlth., Rfdg.	Aa2	5.000	12/01/41	2,000	1,993,820

Sch. Fac. Rev., Aspire Pub. Schs.	NR	6.000	07/01/30	1,000	1,002,790
Spl. Tax No. 97-1, C.A.B.S.(e)	NR	6.480	09/01/22	3,610	1,818,429
Sr. Living-Southn. Calif. Presbyterian Homes	BBB(b)	7.250	11/15/41	500	535,160
Sutter Health, Ser. A	Aa3	6.000	08/15/42	2,000	2,169,020
Windrush Sch. (original cost $1,000,000; purchased 7/26/2007)(f)(g)(h)	NR	5.500	07/01/37	1,000	599,960
Chico Redev. Agy. Tax Alloc.,
Chico Amended & Merged Redev., A.M.B.A.C.	A+(b)	5.000	04/01/30	2,000	1,934,580
Chula Vista Calif. Indl. Dev. Rev.,
San Diego Gas-D-Rmkt.	Aa3	5.875	01/01/34	1,000	1,100,090
Chula Vista Dev. Agy. Rev.,
Rfdg. Tax Alloc. Sub. Bayfront, Ser. B	NR	5.250	10/01/27	1,540	1,412,534
Coronado Cmnty. Dev. Agy. Tax. Alloc.,
Dev. Proj., A.M.B.A.C.	AA-(b)	5.000	09/01/24	2,000	2,065,840
Corona-Norco Uni. Sch. Dist. Spl. Tax
Cmnty. Facs. Dist. No. 98-1, N.A.T.L.	Baa1	5.000	09/01/22	1,060	1,029,875
El Dorado Cnty., Spl. Tax, Cmnty. Facs.,
Dist. No. 92-1	NR	6.125	09/01/16	755	756,117
Dist. No. 92-1	NR	6.250	09/01/29	475	474,953
El Dorado Irr. Dist. Partn.,
Ser. A, A.G.C., C.O.P.	Aa3	5.750	08/01/39	1,000	1,025,480
Foothill-De Anza Cmnty. College Dist., Ser. C GO	Aaa	5.000	08/01/40	1,250	1,316,537
Foothill/Eastern Trans. Corr. Agy. Rev.,
Toll Rd., Conv. C.A.B.S.	Baa3	5.875	01/15/28	2,890	2,903,930
Glendale Redev. Agy. Tax Alloc.,
Central Glendale Redev. Proj., N.A.T.L.	Baa1	5.250	12/01/19	3,275	3,339,059
Golden St. Tobacco Securitization Rev.,
Asset-Bkd., Ser. 2003-A-1 (Pre-refunded date 06/01/13)(c)	Aaa	6.750	06/01/39	2,700	2,949,588
Asset Bkd., Ser. A-1	B3	5.750	06/01/47	2,500	1,762,100
Enhanced Asset Bkd., Ser. A	A2	5.000	06/01/45	1,000	912,500
Ser. A, C.A.B.S., A.M.B.A.C.	A2	4.600	06/01/23	3,000	2,957,070
Golden West Sch. Fin. Auth. Rev.,
Rfdg. Ser. A., C.A.B.S., N.A.T.L.(e)	Baa1	3.304	02/01/19	2,110	1,483,351
Guam Govt., Ltd. Oblig. Rev.,
Section 30, Ser. A	BBB-(b)	5.750	12/01/34	500	507,035
La Mesa-Spring Valley Sch. Dist.,
GO, Election of 2002, Ser. B, C.A.B.S., N.A.T.L.(e)	Aa3	5.770	08/01/23	2,000	1,084,880
Lincoln Ca. Pub. Fing. Auth.
Twelve Bridges. Sub. Ser. B	NR	6.000	09/02/27	1,000	987,860
Long Beach Hbr. Rev.,
Rfdg., Ser. A, A.M.T., N.A.T.L.	Aa2	6.000	05/15/19	3,000	3,651,570
Long Beach Redev. Agy., Dist. No. 3, Spl. Tax Rev.,
Pine Ave.	NR	6.375	09/01/23	2,510	2,510,577
Los Angeles Calif. Cmnty. College Dist.,
2003 Election, Ser. F-1, GO	Aa1	5.000	08/01/33	3,250	3,391,992
2008 Election, Ser. A, GO	Aa1	6.000	08/01/33	2,000	2,266,060
Los Angeles Calif. Dept. Arpts. Rev.,
Ser. A	Aa3	5.000	05/15/34	1,000	1,048,790
Los Angeles Dept. of Wtr. & Pwr. Rev., Pwr. Sys.
Ser. A	Aa3	5.000	07/01/39	1,000	1,033,690
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.,
Ser. A	Aa2	5.375	07/01/38	1,530	1,653,746
Metro. Wtr. Dist. of Southern Calif. Wtrwks. Rev.,
Linked, S.A.V.R.S., R.I.B.S.	Aa1	5.750	08/10/18	2,000	2,365,960
Unrefunded Balance Ser. A	Aa1	5.750	07/01/21	2,240	2,740,214
M-S-R Energy Auth., Calif.,
Ser. A	A(b)	6.500	11/01/39	1,000	1,096,170
Palomar Pomerado Healthcare Dist.
Calif. Ctfs. Partn. C.O.P.	Baa3	6.000	11/01/41	1,200	1,134,792
Perris Cmnty. Facs. Dist.,
Spec. Tax No. 01-2 Avalon, Ser. A	NR	6.250	09/01/23	2,000	2,044,280
Pico Rivera Wtr. Auth. Rev.,
Wtr. Sys. Proj., Ser. A, N.A.T.L.	Baa1	5.500	05/01/29	1,500	1,538,325
Pittsburg Redev. Agy. Tax Alloc., Los Medanos Cmnty. Dev. Proj.,
A.M.B.A.C., C.A.B.S.(e)	A+(b)	6.849	08/01/26	1,375	514,841

Ser. B, A.G.C., (Pre-refunded date 08/01/13)(c)	Aa3	5.800	08/01/34	1,700	1,886,439
Port Oakland, Inter. Lien,
Ser. A, N.A.T.L., A.M.T., Rfdg.	A3	5.000	11/01/29	3,000	2,869,800
Port of Oakland
Ser. O, A.M.T., Rfdg.	A2	5.125	05/01/30	1,000	995,830
Puerto Rico Comnwlth., Pub. Impt.,
Ser. C, GO, Rfdg.	Baa1	6.000	07/01/39	400	417,536
Puerto Rico Elec. Pwr. Auth. Rev.,
Ser. XX	A3	5.250	07/01/40	1,000	1,002,010
Puerto Rico Pub. Bldgs. Auth. Rev.,
Gtd. Govt. Fasc., Ser. P, Rfdg.	Baa1	6.750	07/01/36	250	277,992
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev.,
First Sub., Ser. A	A1	5.000	08/01/43	500	495,410
First Sub., Ser. A	A1	5.250	08/01/43	500	508,305
First Sub., Ser. A	A1	5.500	08/01/42	750	781,477
First Sub., Ser. A	A1	5.750	08/01/37	400	423,584
First Sub., Ser. A	A1	6.000	08/01/42	700	755,643
Redding Elec. Sys. Rev., C.O.P., Linked S.A.V.R.S., R.I.B.S.
N.A.T.L., E.T.M.(c)	Baa1	6.368	07/01/22	90	110,237
N.A.T.L., E.T.M.(c)(f)(i)(j)	Baa1	11.830	07/01/22	2,175	3,153,141
Riverside Cnty. Calif. Redev. Agy. Tax Alloc.,
Intst. 215 Corridor, Ser. E	Baa2	6.500	10/01/40	1,000	1,039,360
Rocklin Uni. Sch. Dist.,
Ser. C, GO, C.A.B.S., N.A.T.L.(e)	Baa1	1.551	08/01/16	1,400	1,185,632
Sacramento City Fin. Auth.,
Ser. B, C.A.B.S., N.A.T.L. (e)	Baa1	2.448	11/01/17	5,695	4,384,011
Tax Alloc. Comb. Proj., Ser. B, C.A.B.S., N.A.T.L.(e)	Baa1	1.875	11/01/16	5,700	4,663,398
Sacramento Cnty. Santn. Dist. Fing. Auth. Rev.,
Var.-Regl., Ser. B, N.A.T.L.(i)	Aa3	0.748	12/01/35	1,000	626,430
San Bernardino Cmnty. College Dist., Election 2002,
Ser. A, GO	Aa2	6.250	08/01/33	1,750	1,993,758
San Buenaventura CA
Cmnty. Mem. Hlth. Sys.	Ba2	7.500	12/01/41	500	523,625
Cmnty. Mem. Hlth. Sys.	Ba2	8.000	12/01/26	500	552,980
San Diego Community College Dist., GO
Election 2006	Aa1	5.000	08/01/41	1,500	1,585,920
San Diego Redev., Agy., Tax Alloc.,
North Bay Redev.	A3	5.875	09/01/29	3,000	3,000,330
San Diego Regl. Bldg. Auth. Lease Rev.,
Ctny. Operations Ctr. & Annex A	Aa3	5.375	02/01/36	1,000	1,065,660
San Diego Uni. Sch. Dist.,
Election of 1998, Ser. B, GO, N.A.T.L.	Aa2	6.000	07/01/19	1,000	1,260,240
San Francisco Calif. City & Cnty. Airports Commission
A.M.T. Second Ser. C, Rfdg.	A1	5.000	05/01/25	1,555	1,618,957
A.M.T. Second Ser. F, Rfdg.	A1	5.000	05/01/28	1,000	1,019,530
San Francisco Calif. City & Cnty. Redev.
Fing. Auth. Tax Alloc. Mission Bay North Redev., Ser. C	A-(b)	6.500	08/01/39	1,000	1,056,670
San Jose Calif.
Library & Park Proj., GO	Aaa	5.000	09/01/33	2,200	2,296,162
San Jose Calif. Redev. Agy. Tax Alloc.,
Rfdg., Merged Area Redev. Proj., Hsgset. Aside, Ser. A-1	A2	5.500	08/01/35	1,000	966,540
San Jose Evergreen Cmnty. College Dist. Election 2004,
Ser. B, A.G.C., GO, C.A.B.S.(e)	Aa1	1.631	09/01/17	1,000	839,710
San Leandro Cmnty. Facs.,
Spl. Tax, Dist. No.1	NR	6.500	09/01/25	2,160	2,161,166
San Mateo Cnty Calif.
Jt. Pwrs. Fin. Auth.	Aa2	5.000	07/15/33	1,000	1,020,280
Santa Margarita Dana Point Auth. Impt. Rev.,
Dists., 3, 3A, 4, 4A, Ser. B, N.A.T.L.	Baa1	7.250	08/01/14	2,000	2,237,860
Santa Maria Joint Union H.S. Dist.,
Election of 2004, C.A.B.S., GO, N.A.T.L.(e)	Aa3	6.233	08/01/29	1,250	424,613
Santa Monica Cmnty. College Dist. Election 2002,
Ser. A, GO, N.A.T.L., C.A.B.S.(e)	Aa1	5.645	08/01/28	1,055	418,941
South Bayside Waste Mgmt. Auth. Calif.
Solid Waste Enterprise Shoreway Environmental	A3	6.000	09/01/36	500	519,390
Southern California Pub. Pwr. Auth. Rev.,
Palo Verde Proj., Ser. C, A.M.B.A.C., E.T.M., Rfdg., C.A.B.S.(c)(e)	NR	0.897	07/01/16	15,660	14,222,569
PNC G.I.C. Proj. Rev.	A2	6.750	07/01/13	1,000	1,086,260
Territory of Guam
Ser. A	A(b)	5.125	01/01/42	300	304,593

Tobacco Securitization Auth. Northn. Calif. Rev.,
Asset-Bkd. Tobacco Settlement, Ser. A	B3	5.500	06/01/45	2,000	1,288,920
Torrance Hosp. Rev., Torrance Mem. Med. Ctr.,
Ser. A	A2	6.000	06/01/22	2,000	2,026,020
Tuolumne Wind Proj. Auth. Calif. Rev.,
Tuolumne Co. Proj., Ser. A	A2	5.625	01/01/29	1,000	1,091,640
University Calif. Rev.,
Gen., Ser. O	Aa1	5.750	05/15/34	1,250	1,388,988
Ser. Q	Aa1	5.000	05/15/34	1,000	1,036,240
UCLA Med. Ctr., Ser. A, A.M.B.A.C., Unrefunded Bal.	NR	5.250	05/15/30	1,000	981,440
Ventura Cnty. Calif. Cmnty. College, GO	Aa2	5.500	08/01/33	2,000	2,175,200
Virgin Islands Pub. Fin. Auth. Rev.,
Matching Fd. Ln., Diago, Ser. A	Baa3	6.750	10/01/37	250	267,437

TOTAL LONG-TERM INVESTMENTS (cost $185,411,275)					196,097,625

SHORT-TERM INVESTMENTS — 3.2%
MUNICIPAL BONDS
California St. Econ. Recovery,
Ser. C-2, Var. Rmkt, F.R.D.D(i)	VMIG1	0.090	07/01/23	825	825,000
Ser. C-4. F.R.D.D(i)	VMIG1	0.070	07/01/23	5,800	5,800,000

TOTAL SHORT-TERM INVESTMENTS (cost $6,625,000)					6,625,000

TOTAL INVESTMENTS — 99.4% (cost $192,036,275)(k)					202,722,625
OTHER ASSETS IN EXCESS OF LIABILITIES(l) — 0.6%					1,208,425

NET ASSETS — 100.0%					$203,931,050

*	The ratings reflected are as of November 30, 2011. Ratings of certain bonds may have changed subsequent to that date.
†	The Fund’s current Statement of Additional Information contains a description of Moody’s and Standard & Poor’s ratings.
(a)	The following abbreviations are used in the portfolio descriptions:

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
A.G.C.	Assured Guaranty Corp.
A.M.B.A.C.	American Municipal Bond Assurance Corp.
A.M.T.	Alternative Minimum Tax.
C.A.B.S.	Capital Appreciation Bonds.
C.O.P.	Certificates of Participation.
E.T.M.	Escrowed to Maturity.
F.N.M.A.	Federal National Mortgage Association.
F.R.D.D.	Floating Rate Daily Demand Note
G.I.C.	Group Insurance Commission.
G.N.M.A.	Government National Mortgage Association.
GO	General Obligation.
N.A.T.L.	National Public Finance Guaranty Corp.
NR	Not Rated by Moody’s or Standard & Poor’s.
R.I.B.S.	Residual Interest Bonds.
S.A.V.R.S.	Select Auction Variable Rate Securities.

(b)	Standard & Poor’s Rating.
(c)	All or partial escrowed to maturity and pre-refunded securities are secured by escrowed cash and/or U.S. guaranteed obligations.
(d)	Represents security, or a portion thereof, segregated as collateral for futures contracts.
(e)	Represents zero coupon bond. Rate shown reflects the effective yield at November 30, 2011.
(f)	Indicates a security that has been deemed illiquid.
(g)	Represents issuer in default on interest payments and/or principal repayment.
(h)	Indicates a restricted security; the aggregate original cost of such securities is $1,000,000. The aggregate value of $599,960 is approximately 0.3% of net assets.
(i)	Variable rate instrument. The interest rate shown reflects the rate in effect at November 30, 2011.

(j)	Inverse floating rate bond. The coupon is inversely indexed to a floating interest rate. The rate shown is the rate at November 30, 2011.
(k)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of November 30, 2011 were as follows:

Tax Basis	Appreciation	Depreciation	Net Unrealized Appreciation
$191,203,778	$14,690,313	$(3,171,466)	$11,518,847

The difference between book basis and tax basis was primarily attributable to the difference in treatment of accreting market discount for book and tax purposes.

(l)	Includes net unrealized appreciation on the following derivative contracts held at reporting period end:

Open futures contracts outstanding at November 30, 2011:

Number of Contracts	Type	Expiration Date	Value at Trade Date	Value at November 30, 2011	Unrealized Appreciation(1)
	Short Positions:
10	5 Year U.S. Treasury Notes	Mar. 2012	$1,227,152	$1,226,406	$746
8	10 Year U.S. Treasury Notes	Mar. 2012	1,040,814	1,034,750	6,064
5	U.S. Long Bonds	Mar. 2012	716,458	706,875	9,583

					$16,393

(1)	The amount represents fair value of derivative instruments subject to interest rate contracts risk exposure as of November 30, 2011.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for securities actively traded on a regulated securities exchange and for open-end mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of November 30, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Municipal Bonds	$—	$202,722,625	$—
Other Financial Instruments*
Futures Contracts	16,393	—	—

Total	$16,393	$202,722,625	$—

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are recorded at the unrealized appreciation/depreciation on the instrument.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities for which market quotations are not readily available, or whose values have been effected by events occurring after the close of the security’s foreign market and before the Fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

The Fund may hold up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

The Fund invests in variable rate securities including “inverse floaters.” The interest rates on inverse floaters have an inverse relationship to the interest rate of other securities or the value of an index. Changes in interest rates on the other security or value of index inversely affect the rate paid on the inverse floater, and the inverse floater’s price will be more volatile than that of a fixed-rate bond. Additionally, some of these securities contain a “leverage factor” whereby the interest rate moves inversely by a “factor” to the benchmark rate. Certain interest rate movements and other market factors can substantially affect the liquidity of inverse floating rate notes.

Short-term debt securities of sufficient credit quality, which mature in sixty days or less, are valued at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at fair value.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 6

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date January 19, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date January 19, 2012

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date January 19, 2012

*	Print the name and title of each signing officer under his or her signature.